NET REVENUES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenues
Commercialization of product	$ 1,174	$ 411	$ 2,792	$ 411
Promotional services	1,176	72	2,003	72
Total Net Revenues	$ 2,350	$ 483	$ 4,795	$ 483